Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class K | BlackRock GA Dynamic Equity Fund | Class K Shares
Prospectus [Line Items]
Annual Return [Percent]	18.92%	17.83%	(17.57%)	18.35%	21.52%	26.94%	(13.32%)